Income Taxes (Income Before Income Taxes And Equity Earnings) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Income Tax Expenses [Line Items]
Income before income taxes and equity in income of an affiliated company, Japan	$ 377,978	¥ 31,066,000	¥ 8,756,000	¥ 11,507,000
Income before income taxes and equity in income of an affiliated company, Foreign	109,016	8,960,000	10,326,000	5,615,000
INCOME BEFORE INCOME TAXES AND EQUITY IN NET INCOME OF AFFILIATED COMPANY	486,994	40,026,000	19,082,000	17,122,000
Income taxes-Current, Japan	152,549	12,538,000	5,413,000	5,446,000
Income taxes-Current, Foreign	19,211	1,579,000	1,906,000	1,731,000
Income taxes-Current, Total	171,760	14,117,000	7,319,000	7,177,000
Income taxes-Deferred, Japan	31,317	2,574,000	(1,557,000)	(404,000)
Income taxes-Deferred, Foreign	3,043	250,000	639,000	(3,173,000)
Income taxes-Deferred, Total	$ 34,360	¥ 2,824,000	¥ (918,000)	¥ (3,577,000)